Goodwill (Details) - Schedule of goodwill - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Goodwill [Line Items]
Goodwill	$ 10,084,201	$ 162,832
Shennong [Member]
Goodwill [Line Items]
Goodwill	6,288,219
Hekangyuan [Member]
Goodwill [Line Items]
Goodwill	3,627,427
Daji [Member]
Goodwill [Line Items]
Goodwill	$ 168,555	$ 162,832